Short-Term Bank Loans	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Short-Term Bank Loans
8. SHORT-TERM BANK LOANS
The Company has a US dollar bank revolver credit facility from which it drew down and repaid US$40,000 thousand in 2022. Interest rate was 4.55% per annum on the outstanding monthly balance in 2022. The Company had no outstanding short-term loan as of December 31, 2023 and 2024.
The interest expense for the year ended December 31, 2022 w
a
s US$71 thousand. There was no interest expense
f
or
 the
years ended December 31,
 2023 and 2024.